Introduction, basis of presentation of the consolidated financial statements and other information (Details 4) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Effects On The Accounting Of The Financial Liability On The Period Ended December 312019 [Abstract]
Adoption of IFRS 16 in 01/01/2019	R$ 2,465,750
New contracts origination	267,268
Accrued interests	198,433
Renew of the existing contracts	422,755
Payments	(693,704)
Other movements	(61,465)
Financial liability measured at amortized cost - Leasing Contracts as of 12/31/2019	R$ 2,599,037